Financial Instruments Fair Value Measurements (Details)	3 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain on FV change in warrant liability	$ 1,726,000
2022 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	$ 1,646,000	$ 3,372,000
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants, measurement input	1.69
Expiration term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants, measurement input	4.49
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants, measurement input	130.0
Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants, measurement input	3.7
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants, measurement input	0.0